Other Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Other Operating Income (Expense)

(CAD$ in millions)	2025	2024
Settlement pricing adjustments (Note 32(b))	$512	$65
Share-based compensation (Note 27(e))	(66)	(91)
Environmental costs and remeasurement of DRPs for closed operations	(208)	—
Care and maintenance costs	(48)	(51)
Social responsibility and donations	(69)	(59)
Gain on disposal of assets	27	36
Fixed assets and equipment write-off	(122)	(9)
Impairment of intangible assets	—	(37)
Commodity derivatives	144	90
Enterprise systems	(52)	—
Depreciation of corporate assets	(71)	(47)
Other	(62)	(48)
	$(15)	$(151)